Loans and Allowance for Credit Losses - Summary of Impaired Loans by Portfolio Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 7,659	$ 7,952
Unpaid Principal Balance	11,082	10,821
Valuation Allowance	838	1,005
Commitments to Lend Additional Funds	58	144
Commercial loan [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	404	657
Unpaid Principal Balance	1,200	1,437
Valuation Allowance	40	62
Commitments to Lend Additional Funds	39	68
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,077	1,436
Unpaid Principal Balance	2,251	2,503
Valuation Allowance	70	124
Commitments to Lend Additional Funds	4	25
Residential mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,748	2,652
Unpaid Principal Balance	3,341	3,193
Valuation Allowance	415	482
Commitments to Lend Additional Funds		2
Credit card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	442	584
Unpaid Principal Balance	442	584
Valuation Allowance	153	219
Other retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	443	188
Unpaid Principal Balance	486	197
Valuation Allowance	101	57
Commitments to Lend Additional Funds	3
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	5,114	5,517
Unpaid Principal Balance	7,720	7,914
Valuation Allowance	779	944
Commitments to Lend Additional Funds	46	95
Loans purchased from GNMA [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,778	1,265
Unpaid Principal Balance	1,778	1,265
Valuation Allowance	39	18
Covered loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	767	1,170
Unpaid Principal Balance	1,584	1,642
Valuation Allowance	20	43
Commitments to Lend Additional Funds	$ 12	$ 49